Intangible Assets	12 Months Ended
Dec. 31, 2020
Disclosure of Intangible Assets [Abstract]
INTANGIBLE ASSETS

16. INTANGIBLE ASSETS

The intangible assets are split between assets with finite and indefinite lives.

The indefinite life intangible assets are summarized below.

	Orbital slots	Trade name	Intellectual property	Total indefinite life intangible assets
Cost as at January 1, 2019	$609,995	$17,000	$47,049	$674,044
Additions(1)	—	—	20,137	20,137
Disposals/retirements	—	—	—	—
Impact of foreign exchange	(1,974)	—	(1,364)	(3,338)
Cost as at December 31, 2019 and January 1, 2020	608,021	17,000	65,822	690,843
Additions	—	—	5	5
Disposals/retirements	—	—	(229)	(229)
Impact of foreign exchange	(808)	—	(757)	(1,565)
Cost as at December 31, 2020	$607,213	$17,000	$64,841	$689,054
Accumulated impairment as at January 1, 2019	$(1,100)	$—	$—	$(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2019 and January 1, 2020	(1,100)	—	—	(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2020	$(1,100)	$—	$—	$(1,100)
Net carrying values
As at December 31, 2019	$606,921	$17,000	$65,822	$689,743
As at December 31, 2020	$606,113	$17,000	$64,841	$687,954

(1)	Additions for intellectual property for 2019 are net of a reduction related to the government grant of $3.3 million.

The finite life intangible assets are summarized below.

	Revenue backlog	Customer relationships	Customer contracts	Transponder rights	Concession rights	Other	Total finite life intangible assets
Cost as at January 1, 2019	$235,955	$198,727	$23,142	$16,718	$32,874	$59	$507,475
Additions	—	—	—	—	162	—	162
Disposals/retirements	(11,051)	—	(10,284)	—	(290)	—	(21,625)
Impact of foreign exchange	(1,240)	(251)	—	—	(2,598)	—	(4,089)
Cost as at December 31, 2019 and January 1, 2020	223,664	198,476	12,858	16,718	30,148	59	481,923
Additions	—	—	—	—	24	—	24
Disposals/retirements	—	(3,943)	(240)	—	—	—	(4,183)
Impact of foreign exchange	—	12	—	—	(7,258)	—	(7,246)
Cost as at December 31, 2020	$223,664	$194,545	$12,618	$16,718	$22,914	$59	$470,518
Accumulated amortization and impairment as at January 1, 2019	$(207,770)	$(130,564)	$(12,116)	$(11,866)	$(6,912)	$(37)	$(369,265)
Amortization	(7,291)	(7,495)	(5,119)	(1,078)	(2,291)	(3)	(23,277)
Disposals/retirements	11,051	—	10,284	—	234	—	21,569
Impact of foreign exchange	1,227	142	—	—	729	—	2,098
Accumulated amortization and impairment as at December 31, 2019 and January 1, 2020	(202,783)	(137,917)	(6,951)	(12,944)	(8,240)	(40)	(368,875)
Amortization	(6,198)	(6,847)	(834)	(1,078)	(2,235)	(3)	(17,195)
Disposals/retirements	—	3,943	240	—	—	—	4,183
Impact of foreign exchange	—	(70)	—	—	2,675	—	2,605
Accumulated amortization and impairment as at December 31, 2020	$(208,981)	$(140,891)	$(7,545)	$(14,022)	$(7,800)	$(43)	$(379,282)
Net carrying values
As at December 31, 2019	$20,881	$60,559	$5,907	$3,774	$21,908	$19	$113,048
As at December 31, 2020	$14,683	$53,654	$5,073	$2,696	$15,114	$16	$91,236

The total combined indefinite and finite life intangible assets are summarized below.

	As at December 31, 2020			As at December 31, 2019
	Cost	Accumulated amortization and impairment	Net carrying value	Cost	Accumulated amortization and impairment	Net carrying value
Indefinite life intangibles	$689,054	$(1,100)	$687,954	$690,843	$(1,100)	$689,743
Finite life intangibles	470,518	(379,282)	91,236	481,923	(368,875)	113,048
Total intangibles	$1,159,572	$(380,382)	$779,190	$1,172,766	$(369,975)	$802,791

The orbital slots represent a right to operate satellites in a given longitudinal coordinate in space, where geostationary orbit may be achieved. They are limited in availability and represent a scarce resource. Usage of orbital slots is licensed through the International Telecommunications Union. Satellite operators can generally expect, with a relatively high level of certainty, continued occupancy of an assigned orbital slot either during the operational life of an existing orbiting satellite or upon replacement by a new satellite once the operational life of the existing orbiting satellite is over. As a result of the expectancy right to maintain the once awarded orbital slots, an indefinite life is typically associated with orbital slots.

The Company’s trade name has a long and established history, a strong reputation and has been synonymous with quality and growth within the satellite industry. It has been assigned an indefinite life because of expected ongoing future use.

The Company’s intellectual property relates to development relating to its planned Telesat Lightspeed Constellation. It has been assigned an indefinite life because of anticipated ongoing future use.

The following are the remaining useful lives of the intangible assets:

Years
Revenue backlog	4
Customer relationships	6 to 8
Customer contracts	6
Transponder rights	2
Concession rights	2 to 11
Patent	5

All of the Company’s intangible assets, excluding the intangible assets held in an unrestricted subsidiary, have been pledged as security as a requirement of the Company’s Senior Secured Credit Facilities and 4.875% Senior Secured Notes (Note 23).

Impairment

Finite life intangible assets are assessed for impairment at the Company’s CGU level. With the exception of trade name, which is tested for impairment at the asset level, the indefinite life intangible assets are tested for impairment at the individual CGU level. The annual impairment tests for these assets were performed in the fourth quarters of 2020, 2019 and 2018 in accordance with the policy described in Note 3.

No impairment loss was recognized in the years ended December 31, 2020, 2019 and 2018.

In 2020, the recoverable amount, for indefinite life intangible assets using the income approach, for both the value in use and fair value less cost of disposal, were calculated using discount rates ranging from 8.0% to 15.0%.

In 2019, the recoverable amount, for indefinite life intangible assets using the income approach, which is equal to the value in use, was calculated using the discount rate of 8.5%.

In 2018, after performing the qualitative assessment, the Company concluded that it is remote that the fair value is less than the carrying amount. Therefore, the quantitative impairment test was not required.

Some of the more sensitive assumptions used in the quantitative analysis, including the forecasted cash flows and the discount rate, could have yielded different estimates of the recoverable amount. Actual operating results and the related cash flows of the Company could differ from the estimated operating results and related cash flows used in the impairment analysis, and had different estimates been used, it could have resulted in a different fair value.